Short-term borrowings and long-term debt: (Tables)	12 Months Ended
Mar. 31, 2011
Short-term Debt

Short-term borrowings at March 31, 2010 and 2011 consist of the following:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Loans, principally from banks with average interest at March 31, 2010 and 2011 of 0.25% and 0.19% per annum, respectively	¥115,467	¥52,018	$625,592

Long-term Debt

Long-term debt at March 31, 2010 and 2011 is comprised of the following:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Unsecured loans, representing obligations principally to banks and an insurance company Due 2010 to 2026 in 2010 with interest ranging from 0.00% to 9.30% per annum in 2010 Due 2011 to 2026 in 2011 with interest ranging from 0.00% to 6.40% per annum in 2011	¥640	¥305	$3,668
Zero coupon convertible bonds due 2015 Convertible at ¥10,626 for one common share, redeemable before due date (see notes below)	—	100,447	1,208,022
Long-term capital lease obligations Due 2010 to 2016 in 2010, with interest from 0.19% to 12.43% per annum in 2010 Due 2011 to 2017 in 2011, with interest from 0.18% to 12.43% per annum in 2011	2,602	2,191	26,350

	3,242	102,943	1,238,040
Less—Current portion due within one year	(1,497)	(1,124)	(13,518)

	¥1,745	¥101,819	$1,224,522

Schedule of Long-term Debt Instruments

Detail of Zero coupon convertible bonds, due 2015 is as follow;

	Yen in millions	U.S. dollars in thousands
	March 31, 2011	March 31, 2011
Principal amount	¥100,000	$1,202,646
Unamortized premium	447	5,376

Total	¥100,447	$1,208,022

Maturities of Long-Term Debt Disclosures

The aggregate amounts of annual maturity of long-term debt during the next five years are as follows:

	Yen in millions	U.S. dollars in thousands
	Year ending March 31
2012	¥1,124	$13,518
2013	622	7,480
2014	308	3,704
2015	150	1,804
2016	100,564	1,209,429
2017 and thereafter	¥175	$2,105